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                  MORGAN STANLEY EUROPEAN EQUITY FUND INC.
                         1221 Avenue of the Americas
                          New York, New York 10020


                                                 March 6, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re:   Morgan Stanley European Equity Fund Inc.
      File Number - 33-33530
      Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 28, 2006.


                                                 Very truly yours,
                                                 /s/ Elisa Mitchell
                                                 ------------------
                                                 Elisa Mitchell
                                                 Assistant Secretary



cc: Amy R. Doberman, Esq.
    Larry Greene